NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$2,607	$16,938
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	3,086	38,749

Total notes payable	5,693	55,687
Less: current portion of notes payable	(5,693)	(49,994)

Long term portion of notes payable	$—	$5,693